Amount Due to a Shareholder	12 Months Ended
Sep. 30, 2023
Amount Due to a Shareholder [Abstract]
AMOUNT DUE TO A SHAREHOLDER

19. AMOUNT DUE TO A SHAREHOLDER

	As of September 30,
	2023	2022
	$	$
Amount due to a shareholder	200,763	—

Loans payable	Currency	Period	Interest rate	Third Party guarantee	Directors’ Personal guarantee	Carrying amount
						$
Mr. Kimoto Yasuya #	JPY	August–October 2023	5.00%	NIL	NIL	200,763
September 30, 2023						200,763

#	The Company borrowed short-term advances from Mr. Kimoto Yasuya to finance the Company’s working capital requirements. The repayment terms are negotiated based on mutual agreement. The amount due to the shareholder as of September 30, 2023 is non-trade, unsecured and interest is at 5% per annum. The Company has subsequently repaid $66,921 in October 2023 and the balance of amount due to shareholder is $133,842 is payable upon the consummation of the initial public offering.